CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 206,400	1,249,481	676,476
Restricted cash	27,082	163,948	150,462
Accounts receivable - net	123,022	744,739	956,969
Notes receivable	1,781	10,780	2,681
Inventories	124,270	752,291	838,727
Advance to suppliers - net	30,086	182,129	166,838
Derivative contracts	4,399	26,632
Deferred tax assets - net			150,297
Amount due from related parties - net	87,669	530,732	420,610
Other current assets - net	49,812	301,561	356,784
Total current assets	654,521	3,962,293	3,719,844
Non-current assets:
Long-term prepayments	21,807	132,011	184,065
Fixed assets - net	740,482	4,482,656	4,779,873
Land use rights - net	45,005	272,444	335,047
Deferred tax assets - net	487	2,946	107,304
Long-term deferred expenses	1,585	9,594	25,200
Total non-current assets	809,366	4,899,651	5,431,489
Total assets	1,463,887	8,861,944	9,151,333
Current liabilities:
Short-term bank borrowings	182,628	1,105,575	1,162,372
Long-term bank borrowings, current portion	38,674	234,121	467,204
Accounts payable	114,893	695,530	1,061,723
Notes payable	81,679	494,462	314,517
Accrued expenses and other liabilities	64,216	388,747	400,537
Customer deposits	7,890	47,763	36,314
Unrecognized tax benefit	23,700	143,473	143,473
Derivative contracts	1,076	6,513	17,311
Amount due to related parties	42,128	255,033	72,045
Total current liabilities	556,884	3,371,217	3,675,496
Non-current liabilities:
Long-term bank borrowings	404,063	2,446,076	2,285,106
Long-term notes	100,714	609,690
Long-term payables	8,259	50,000	50,000
Deferred tax liabilities	3,999	24,209	24,798
Convertible bonds	77,697	470,357	368,590
Total non-current liabilities	594,732	3,600,332	2,728,494
Total liabilities	1,151,616	6,971,549	6,403,990
Commitments and contingencies
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 shares issued and outstanding at December 31, 2012 and 2013)	4	24	24
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 423,395,432 shares and 431,525,432 shares issued and outstanding at December 31, 2012 and 2013, respectively)	53	321	316
Additional paid-in capital	664,411	4,022,147	4,004,199
Statutory reserves	28,818	174,456	174,456
Accumulated deficit	(380,680)	(2,304,523)	(1,430,433)
Accumulated other comprehensive loss	(335)	(2,030)	(1,219)
Total shareholders' equity	312,267	1,890,371	2,747,319
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,463,887	8,861,944	9,151,333